Shareholder Report, Holdings (Details)	Oct. 31, 2025
Columbia Strategic California Municipal Income Fund - Class A | California Community Choice Financing Authority 02/01/2054 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Strategic California Municipal Income Fund - Class A | Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Strategic California Municipal Income Fund - Class A | Inland Valley Development Agency 09/01/2044 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Strategic California Municipal Income Fund - Class A | Puerto Rico Sales Tax Financing Corp. 07/01/2058 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Strategic California Municipal Income Fund - Class A | California Statewide Communities Development Authority 03/01/2042 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Strategic California Municipal Income Fund - Class A | East County Advanced Water Purification Joint Powers Authority 09/01/2026 3.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Strategic California Municipal Income Fund - Class A | Manteca Unified School District 08/01/2032 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Strategic California Municipal Income Fund - Class A | Foothill-Eastern Transportation Corridor Agency 01/15/2053 3.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Strategic California Municipal Income Fund - Class A | California Municipal Finance Authority 10/01/2046 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Strategic California Municipal Income Fund - Class A | Cerritos Community College District 08/01/2044 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Strategic California Municipal Income Fund - Class A | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.40%
Columbia Strategic California Municipal Income Fund - Class A | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Strategic California Municipal Income Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Strategic California Municipal Income Fund - Class C | California Community Choice Financing Authority 02/01/2054 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Strategic California Municipal Income Fund - Class C | Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Strategic California Municipal Income Fund - Class C | Inland Valley Development Agency 09/01/2044 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Strategic California Municipal Income Fund - Class C | Puerto Rico Sales Tax Financing Corp. 07/01/2058 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Strategic California Municipal Income Fund - Class C | California Statewide Communities Development Authority 03/01/2042 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Strategic California Municipal Income Fund - Class C | East County Advanced Water Purification Joint Powers Authority 09/01/2026 3.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Strategic California Municipal Income Fund - Class C | Manteca Unified School District 08/01/2032 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Strategic California Municipal Income Fund - Class C | Foothill-Eastern Transportation Corridor Agency 01/15/2053 3.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Strategic California Municipal Income Fund - Class C | California Municipal Finance Authority 10/01/2046 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Strategic California Municipal Income Fund - Class C | Cerritos Community College District 08/01/2044 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Strategic California Municipal Income Fund - Class C | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.40%
Columbia Strategic California Municipal Income Fund - Class C | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Strategic California Municipal Income Fund - Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Strategic California Municipal Income Fund - Institutional Class | California Community Choice Financing Authority 02/01/2054 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Strategic California Municipal Income Fund - Institutional Class | Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Strategic California Municipal Income Fund - Institutional Class | Inland Valley Development Agency 09/01/2044 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Strategic California Municipal Income Fund - Institutional Class | Puerto Rico Sales Tax Financing Corp. 07/01/2058 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Strategic California Municipal Income Fund - Institutional Class | California Statewide Communities Development Authority 03/01/2042 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Strategic California Municipal Income Fund - Institutional Class | East County Advanced Water Purification Joint Powers Authority 09/01/2026 3.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Strategic California Municipal Income Fund - Institutional Class | Manteca Unified School District 08/01/2032 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Strategic California Municipal Income Fund - Institutional Class | Foothill-Eastern Transportation Corridor Agency 01/15/2053 3.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Strategic California Municipal Income Fund - Institutional Class | California Municipal Finance Authority 10/01/2046 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Strategic California Municipal Income Fund - Institutional Class | Cerritos Community College District 08/01/2044 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Strategic California Municipal Income Fund - Institutional Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.40%
Columbia Strategic California Municipal Income Fund - Institutional Class | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Strategic California Municipal Income Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Strategic California Municipal Income Fund - Institutional 2 Class | California Community Choice Financing Authority 02/01/2054 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Strategic California Municipal Income Fund - Institutional 2 Class | Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Strategic California Municipal Income Fund - Institutional 2 Class | Inland Valley Development Agency 09/01/2044 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Strategic California Municipal Income Fund - Institutional 2 Class | Puerto Rico Sales Tax Financing Corp. 07/01/2058 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Strategic California Municipal Income Fund - Institutional 2 Class | California Statewide Communities Development Authority 03/01/2042 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Strategic California Municipal Income Fund - Institutional 2 Class | East County Advanced Water Purification Joint Powers Authority 09/01/2026 3.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Strategic California Municipal Income Fund - Institutional 2 Class | Manteca Unified School District 08/01/2032 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Strategic California Municipal Income Fund - Institutional 2 Class | Foothill-Eastern Transportation Corridor Agency 01/15/2053 3.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Strategic California Municipal Income Fund - Institutional 2 Class | California Municipal Finance Authority 10/01/2046 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Strategic California Municipal Income Fund - Institutional 2 Class | Cerritos Community College District 08/01/2044 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Strategic California Municipal Income Fund - Institutional 2 Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.40%
Columbia Strategic California Municipal Income Fund - Institutional 2 Class | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Strategic California Municipal Income Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Strategic California Municipal Income Fund - Institutional 3 Class | California Community Choice Financing Authority 02/01/2054 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Strategic California Municipal Income Fund - Institutional 3 Class | Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Strategic California Municipal Income Fund - Institutional 3 Class | Inland Valley Development Agency 09/01/2044 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Strategic California Municipal Income Fund - Institutional 3 Class | Puerto Rico Sales Tax Financing Corp. 07/01/2058 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Strategic California Municipal Income Fund - Institutional 3 Class | California Statewide Communities Development Authority 03/01/2042 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Strategic California Municipal Income Fund - Institutional 3 Class | East County Advanced Water Purification Joint Powers Authority 09/01/2026 3.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Strategic California Municipal Income Fund - Institutional 3 Class | Manteca Unified School District 08/01/2032 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Strategic California Municipal Income Fund - Institutional 3 Class | Foothill-Eastern Transportation Corridor Agency 01/15/2053 3.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Strategic California Municipal Income Fund - Institutional 3 Class | California Municipal Finance Authority 10/01/2046 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Strategic California Municipal Income Fund - Institutional 3 Class | Cerritos Community College District 08/01/2044 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Strategic California Municipal Income Fund - Institutional 3 Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.40%
Columbia Strategic California Municipal Income Fund - Institutional 3 Class | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Strategic California Municipal Income Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%